GENERAL (Policies)	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
Use of Estimates in the Preparation of Financial Statements:
B.	Use of Estimates in the Preparation of Financial Statements:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Financial Statements in U.S. Dollars:
C.	Financial Statements in U.S. Dollars:

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar (the "dollar"). Accordingly, the Company uses the dollar as its functional and reporting currency. Certain of the dollar amounts in the financial statements may represent the dollar equivalent of other currencies, including the New Israeli Shekel ("NIS").

Transactions and balances denominated in dollars are presented at their dollar amounts. Non-dollar transactions and balances are remeasured into dollars in accordance with the principles set forth in Accounting Standards Codification Topic No. 830 ("ASC 830"), "Foreign Currency Translation". Net financing income includes translation gains (losses), which were immaterial for all years presented.